Sal De La Puna Joint Venture	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about business combination [abstract]
Sal De La Puna Joint Venture
6.
SAL DE LA PUNA JOINT VENTURE

On April 20, 2023, the Company completed the acquisition of Arena Minerals through the purchase of all the issued and outstanding shares of Arena Minerals not already owned by the Company, payable in a combination of the Company’s common shares and cash of $0.0001 per Arena Mineral share, for total consideration of $185,805. The consideration included the carrying value of the investment in Arena Minerals that the Company held at the time of the acquisition and $4,186 in transaction costs that were incurred by the Company. The transaction was accounted for as an asset acquisition.

Arena Minerals owns 65% of Sal de la Puna through a joint venture interest in Sal de la Puna Holdings Ltd., the 100% owner of Argentine entity, Puna Argentina S.A.U. (“PASA”), the owner of the claims forming part of the Sal del la Puna Project. The remaining 35% of PASA is owned by joint venture partner Ganfeng New Energy Technology Development (Suzhou) Co., Ltd. Therefore, after the acquisition of Arena Minerals, the Company holds a 65% ownership interest in Sal de la Puna covering approximately 13,200 hectares of the Pastos Grandes Basin. Arena Minerals also owns 100% of the Salar de Antofalla Project (“Antofalla Project”) through its wholly owned subsidiary Antofalla Minerals S.A. (“AMSA”). Consideration for the purchase is as follows:

$
Cash	28
Pre-existing investment in Arena Minerals shares and warrants	18,388
Lithium Americas common shares	163,203
Transaction costs	4,186
Consideration given	185,805

6.
SAL DE LA PUNA JOINT VENTURE (continued)

The allocation of the purchase price to the assets acquired and liabilities assumed is based upon estimated fair values at the date of acquisition as set out below:

$
Cash and cash equivalents	4,538
Receivables, prepaids and deposits	902
Property, plant and equipment	55
Exploration and evaluation assets	1,385
Investment in Sal de la Puna Project	182,136
Accounts payable and accrued liabilities	(3,211)
Net assets acquired	185,805

Investment in Sal de la Puna Project

The Company’s 65% ownership interest in Sal de la Puna is a joint venture and is accounted for using the equity method of accounting. Changes in the investment balance are summarized below:

$
Investment in Sal de la Puna, as at December 31, 2022	-
Acquisition of interest in Sal de la Puna	182,136
Share of loss of Sal de la Puna	(866)
Investment in Sal de la Puna, as at December 31, 2023	181,270
Contribution to investment in Sal de la Puna	2,113
Share of loss of Sal de la Puna	(176)
Investment in Sal de la Puna, as at December 31, 2024	183,207

The following is the condensed financial information of Sal de la Puna Holdings Ltd. on a 100% basis.

	December 31, 2024	December 31, 2023
	$	$
Current assets
Cash and cash equivalents	49	88
Other current assets	1,540	348
Total current assets	1,589	436
Non-current assets (including purchase price allocation adjustments)	280,470	280,481
Current liabilities	(202)	(2,040)
Net assets	281,857	278,877

LAR's share of Sal de la Puna's net assets	183,207	181,270

6.
SAL DE LA PUNA JOINT VENTURE (continued)

	Years Ended December 31,
	2024	2023	2022
	$	$	$
EXPENSES
Exploration and evaluation expenditures	479	1,772	5,017
General and administrative	522	231	354
	1,001	2,003	5,371

Foreign exchange and other (income)/loss	(730)	762	(3,563)
Net loss	271	2,765	1,808